UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Emerging Markets Fund

SEMIANNUAL REPORT November 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Emerging Markets Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Fund, covering the six-month period from June 1, 2018 through November 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Global growth trends diverged during the reporting period and markets experienced the return of volatility. While the U.S. economy continued to grow at above-trend rates and Japan rebounded briefly from a weak first quarter, the Eurozone economy began to moderate. Robust growth and strong corporate earnings continued to support U.S. stocks through much of the reporting period while stocks slipped in other developed markets. In emerging countries, markets remained under pressure as the currency crises in Turkey and Argentina led to concerns about contagion effects, adding to investors’ uneasiness.

Late in the reporting period, stocks generally sold off, in part because investors continued to be concerned about trade tensions and global growth. The sell-off partially offset U.S. gains while losses deepened in international markets. In addition, certain U.S. technology stocks, which had been enjoying a strong run, reported disappointing financial results.

Fixed income markets continued to struggle as U.S. interest rates rose; the yield on the benchmark 10-year Treasury bond breached 3.2% despite only moderate inflation. Growing investor concerns about global growth brought yields down toward the end of the reporting period.

We expect U.S. economic and earnings growth to persist over the near term, however we will continue to monitor economic data for any signs of a change in the outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2018 through November 30, 2018, as provided by Warren Skillman, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended November 30, 2018, Dreyfus Emerging Markets Fund’s Class A shares produced a total return of -9.54%, Class C shares returned -9.81%, Class I shares returned -9.46%, and Class Y shares returned -9.32%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), had a -9.89% total return for the same period.2

Emerging-market equities lost ground over the reporting period amid pressure from a strong U.S. dollar, rising interest rates and geopolitical tensions. The fund outperformed the Index, partly due to successful stock selection.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stock of companies organized, or with a majority of assets or business, in emerging-market countries. In selecting stocks, we identify potential investments through extensive quantitative and fundamental research, using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, we focus on value, business health and business momentum. The fund considers emerging-market countries to be generally all countries represented by the Index.

Volatility and Headwinds

Emerging-market equities experienced periodic difficulties during the reporting period. In late spring and early summer, emerging markets continued a downward trend brought on by a strengthening U.S. dollar, rising U.S. interest rates and yields, and heightened U.S. inflation expectations. Despite rising commodity prices, headwinds persisted for all emerging-market currencies to varying degrees, particularly Argentina and Turkey, whose currencies depreciated significantly. Further weighing on sentiment has been the rising U.S.-China trade tensions, and political and economic difficulties in parts of South America.

Towards the end of October, this difficult period seemed to find a bottom. Currencies that had previously been under pressure started to stabilize. In November, Indonesia, India, Turkey, and South Africa all saw their currencies start to appreciate versus the U.S. dollar. At the end of the period, the U.S. Federal Reserve made several comments the investment public interpreted as dovish, triggering a rally in emerging-market equities.

Fund Results Helped by Security Selection

During the period, relative results were helped by security selection, especially within the communication services and information technology sectors. Positioning within China, Mexico, and Brazil was also beneficial. Within communication services, South Korea-based telecommunications company SK Telecom was among the top performers. The stock price benefited from a rotation into value-oriented stocks during the reporting period. They also beat profit expectations during the period. In information technology, a position in Taiwan Semiconductor Manufacturing benefited relative results. The stock rose by beating revenue expectations and from increased earnings guidance. In China, positions in China Communications Services and Beijing Enterprises Water Group bolstered relative results. Strong stock selection within Mexican financials and Brazilian utilities also positively contributed during the period.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Conversely, selection decisions among companies based in South Africa, Russia, and Qatar weighed on results, as did positioning within the energy and materials sectors. A position in South Africa-based Aspen Pharmacare Holdings weighed on returns. The stock struggled due to disappointing second-quarter results and an earnings guidance downgrade. An underweight to Russia and a lack of exposure to Qatar also hurt relative returns as these markets performed well in sympathy with stronger commodity prices. In the energy sector, a position in TüpraÅŸ Türkiye Petrol Rafinerileri detracted as the stock price was hurt due to the devaluation of the Turkish lira and concerns over softening demand due to the sharp slowdown in the domestic economy. We have since sold the position. In the materials sector, positions in South Korean steel manufacturer POSCO and Indian-based cement manufacturer India Cements detracted from relative results.

Constructively Positioned for a Changing Landscape

The emerging-market investment landscape is changing. Volatility brought on by developed versus emerging country growth differentials, geopolitical disputes and a strengthening U.S. dollar has put downward pressure on valuations. However, this pullback in prices has adjusted relative valuations and may be a buying opportunity. We believe continued dovish comments from the U.S. Federal Reserve and a weakening U.S. dollar and stabilization in U.S. yields should relieve pressure on emerging-market securities. Any reduction in trade tensions between the U.S. and China would be a clear positive signal to the market.

Over the past few months, we have increased our weight to China and India while reducing positions in South Korea and Taiwan. From a sector perspective, we added to energy stocks during the selloff. We continue to utilize market volatility to take advantage of compelling value opportunities created by the recent market correction.

December 17, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through September 30, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

From time to time, the fund’s investments may be concentrated in issuers located in China and, therefore, at such times, the fund may be particularly exposed to the economy, industries, securities and currency markets of China, which may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. China’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. Each of these risks could increase the fund’s volatility.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Fund from June 1, 2018 to November 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.55	$13.11	$8.36	$7.84
Ending value (after expenses)	$904.60	$901.90	$905.40	$906.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$10.10	$13.87	$8.85	$8.29
Ending value (after expenses)	$1,015.04	$1,011.28	$1,016.29	$1,016.85

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C, 1.75% for Class I and 1.64% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Brazil - 7.1%
Banco Bradesco	50,700		440,396
Banco do Brasil	78,800		909,450
BB Seguridade Participacoes	69,200		506,787
BRF	177,500	[a]	1,017,630
BRF, ADR	157,187	[a]	895,966
Cia Energetica de Minas Gerais, ADR	330,254		1,066,720
Gerdau, ADR	232,273		933,737
MRV Engenharia e Participacoes	176,600		553,959
Petroleo Brasileiro	116,400		846,737
Petroleo Brasileiro, ADR	13,213		173,619
Tim Participacoes	91,100		279,402
			7,624,403
Cambodia - .6%
NagaCorp	590,000		636,376
China - 28.5%
Alibaba Group Holding, ADR	25,260	[a]	4,063,324
China Communications Services, Cl. H	1,474,000		1,234,783
China Conch Venture Holdings	241,000		746,887
China Construction Bank, Cl. H	2,197,399		1,879,052
China Life Insurance, Cl. H	803,000		1,726,738
China Machinery Engineering	1,654,000		824,396
China ZhengTong Auto Services Holdings	1,877,000		1,103,353
CNOOC, ADR	17,503		2,948,030
ENN Energy Holdings	152,000		1,368,864
Geely Automobile Holdings	396,000		779,493
Guangzhou Automobile Group, Cl. H	606,000		629,836
Hengan International Group	126,500		1,036,104
Industrial & Commercial Bank of China, Cl. H	3,477,090		2,477,931
Lianhua Supermarket Holdings, Cl. H	1,002,000	[a]	210,339
Midea Group	47,100		266,267
Parkson Retail Group	6,473,952	[a]	488,950
PetroChina Co., ADR	3,980		276,610
PetroChina, Cl. H	3,042,000		2,120,446
Ping An Insurance Group Company of China, Cl. H	84,000		815,089
Semiconductor Manufacturing International	997,000	[a]	923,522
Shanghai Pharmaceuticals Holding, Cl. H	452,200		1,115,375

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
China - 28.5% (continued)
Tencent Holdings	91,600		3,674,184
			30,709,573
Colombia - 1.0%
Bancolombia, ADR	26,206		1,048,502
Greece - 1.1%
Hellenic Telecommunications Organization	99,739		1,178,895
Hong Kong - 7.4%
Beijing Enterprises Water Group	3,136,369	[a]	1,815,725
China Everbright International	1,410,928		1,239,729
China Mobile, ADR	29,196		1,452,209
China Overseas Land & Investment	380,000		1,325,713
China Resources Power Holdings	609,989		1,155,283
Shanghai Industrial Holdings	433,000		947,082
			7,935,741
Hungary - 1.3%
Richter Gedeon	70,180		1,383,374
India - 8.8%
Adani Ports & Special Economic Zone	189,128		992,626
Aurobindo Pharma	76,546		890,645
Coal India	281,052		987,529
ICICI Bank	177,241		904,459
ICICI Bank, ADR	34,830		354,221
India Cements	443,651		598,463
Indiabulls Housing Finance	77,881		800,397
Reliance Industries	92,018		1,542,553
State Bank of India	416,644	[a]	1,702,854
Tata Steel	93,479		710,708
			9,484,455
Indonesia - 1.7%
Telekomunikasi Indonesia	5,209,600		1,346,727
Vale Indonesia Tbk	2,483,600	[a]	528,260
			1,874,987
Mexico - 3.1%
Alpek	530,840	[a]	646,801
Banco Santander Mexico	167,300		205,655
Banco Santander Mexico, ADR	121,004		738,124
Gentera	1,323,100		976,378
Mexichem	344,685		804,399
			3,371,357
Peru - .6%
Cia de Minas Buenaventura, ADR	44,078		623,263

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Philippines - 1.0%
Metropolitan Bank & Trust	779,885		1,110,610
Poland - 1.8%
Bank Polska Kasa Opieki	51,978		1,505,864
Powszechny Zaklad Ubezpieczen	36,835		416,683
			1,922,547
Russia - 4.7%
Gazprom, ADR	59,289		283,454
LUKOIL	21,302		1,556,636
Lukoil, ADR	12,006		882,991
Moscow Exchange MICEX-RTS	558,308		745,966
Sberbank of Russia	436,607		1,261,515
Sberbank of Russia, ADR	27,966		331,877
			5,062,439
South Africa - 4.2%
Absa Group	49,450		549,735
Aspen Pharmacare Holdings	79,905		849,233
Barloworld	94,821		789,376
Sasol	35,631		1,047,115
Sasol, ADR	19,738		581,876
The Foschini Group	57,562		729,795
			4,547,130
South Korea - 13.0%
CJ CheilJedang	2,468		741,720
E-MART	4,958	[a]	862,492
Hankook Tire	19,023		726,558
Hyundai Engineering & Construction	10,799		534,086
Hyundai Heavy Industries	4,398	[a]	520,889
Hyundai Mobis	6,475		1,042,631
KB Financial Group	23,171		974,490
KB Financial Group, ADR	6,652		280,116
LG Chem	2,278		704,916
POSCO, ADR	17,320		956,410
Samsung Electronics	92,477		3,471,932
Samsung Fire & Marine Insurance	2,549		619,655
Shinhan Financial Group	26,397		972,585
SK Innovation	4,882		858,920
SK Telecom, ADR	28,603		811,467
			14,078,867
Taiwan - 7.8%
ASE Technology Holding	440,048	[a]	890,234
Delta Electronics	258,000		1,090,214
Fubon Financial Holding	761,000		1,204,885
Taiwan Semiconductor Manufacturing	603,638		4,412,781

Description		Shares		Value ($)
Common Stocks - 96.3% (continued)
Taiwan - 7.8% (continued)
Yuanta Financial Holding		1,675,000		854,473
				8,452,587
Thailand - 1.3%
Krung Thai Bank		2,357,800		1,451,685
Turkey - .8%
Cola-Cola Icecek		40,791	[a]	228,139
Turkcell Iletisim Hizmetleri		255,471		621,848
				849,987
United Arab Emirates - .5%
DP World		36,172	[a]	592,225
Total Common Stocks (cost $97,769,611)				103,939,003

Exchange-Traded Funds - .9%
United States - .9%
iShares MSCI Emerging Markets ETF (cost $943,268)		23,013		945,374
	Preferred Dividend Yield (%)
Preferred Stocks - 1.5%
Brazil - 1.5%
Banco do Estado do Rio Grande do Sul, Cl. B	8.59	136,300		769,441
Cia Brasileira de Distribuicao	1.64	38,200		823,962
Total Preferred Stocks (cost $966,173)				1,593,403
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $163,493)	2.23	163,493	[b]	163,493
Total Investments (cost $99,842,545)		98.8%		106,641,273
Cash and Receivables (Net)		1.2%		1,282,383
Net Assets		100.0%		107,923,656

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

MICEX—Moscow Interbank Currency Exchange

RTS—Russian Trading System

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	19.1
Energy	11.6
Materials	7.5
Telecommunication Services	6.4
Retailing	5.9
Semiconductors & Semiconductor Equipment	5.8
Utilities	5.0
Technology Hardware & Equipment	4.2
Capital Goods	4.0
Insurance	3.8
Diversified Financials	3.5
Media & Entertainment	3.4
Automobiles & Components	2.9
Pharmaceuticals Biotechnology & Life Sciences	2.9
Food, Beverage & Tobacco	2.7
Food & Staples Retailing	1.8
Transportation	1.5
Real Estate	1.2
Commercial & Professional Services	1.1
Health Care Equipment & Services	1.0
Household & Personal Products	1.0
Registered Investment Companies	.9
Consumer Durables & Apparel	.8
Consumer Services	.6
Investment Companies	.2
98.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 5/31/18 ($)	Purchases ($)	Sales ($)	Value 11/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,319,650	26,402,467	28,558,624	163,493.1		6,951

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS November 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Citigroup
South African Rand	2,920,696	United States Dollar	214,426	12/3/18	(3,753)
Gross Unrealized Depreciation					(3,753)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	99,679,052	106,477,780
Affiliated issuers	163,493	163,493
Cash		256,300
Cash denominated in foreign currency	824,472	813,789
Receivable for investment securities sold		1,599,523
Dividends receivable		119,423
Receivable for shares of Common Stock subscribed		3,116
Prepaid expenses		34,242
		109,467,666
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		231,337
Payable for investment securities purchased		1,157,847
Payable for shares of Common Stock redeemed		55,621
Directors fees and expenses payable		5,066
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		3,753
Unrealized depreciation on foreign currency transactions		2,070
Accrued expenses		88,316
		1,544,010
Net Assets ($)		107,923,656
Composition of Net Assets ($):
Paid-in capital		401,506,960
Total distributable earnings (loss)		(293,583,304)
Net Assets ($)		107,923,656

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	42,050,259	3,566,427	21,982,231	40,324,739
Shares Outstanding	4,388,588	380,325	2,228,791	4,188,331
Net Asset Value Per Share ($)	9.58	9.38	9.86	9.63

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $250,736 foreign taxes withheld at source):
Unaffiliated issuers	1,992,175
Affiliated issuers	6,951
Total Income	1,999,126
Expenses:
Management fee—Note 3(a)	730,179
Shareholder servicing costs—Note 3(c)	149,644
Custodian fees—Note 3(c)	86,168
Professional fees	69,084
Registration fees	34,253
Distribution fees—Note 3(b)	15,406
Prospectus and shareholders’ reports	10,608
Directors’ fees and expenses—Note 3(d)	4,639
Loan commitment fees—Note 2	1,461
Interest expense—Note 2	100
Miscellaneous	22,899
Total Expenses	1,124,441
Less—reduction in expenses due to undertaking—Note 3(a)	(47,551)
Less—reduction in fees due to earnings credits—Note 3(c)	(494)
Net Expenses	1,076,396
Investment Income—Net	922,730
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,975,992)
Net realized gain (loss) on forward foreign currency exchange contracts	37,859
Net Realized Gain (Loss)	(4,938,133)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(8,000,563)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3,631)
Net Unrealized Appreciation (Depreciation)	(8,004,194)
Net Realized and Unrealized Gain (Loss) on Investments	(12,942,327)
Net (Decrease) in Net Assets Resulting from Operations	(12,019,597)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018[a]
Operations ($):
Investment income—net	922,730	1,211,124
Net realized gain (loss) on investments	(4,938,133)	13,961,597
Net unrealized appreciation (depreciation) on investments	(8,004,194)	(8,534,752)
Net increase from payment by affiliate	-	4,421
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,019,597)	6,642,390
Distributions ($):
Distributions to shareholders:
Class A	-	(551,407)
Class I	-	(376,815)
Class Y	-	(623,761)
Total Distributions	-	(1,551,983)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,043,671	5,215,551
Class C	40,679	486,522
Class I	1,876,223	6,392,455
Class Y	983,190	3,213,692
Distributions reinvested:
Class A	-	514,917
Class I	-	365,710
Class Y	-	573,105
Cost of shares redeemed:
Class A	(6,409,380)	(15,069,821)
Class C	(711,549)	(2,737,421)
Class I	(5,283,377)	(14,367,350)
Class Y	(2,264,274)	(10,098,888)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(10,724,817)	(25,511,528)
Total Increase (Decrease) in Net Assets	(22,744,414)	(20,421,121)
Net Assets ($):
Beginning of Period	130,668,070	151,089,191
End of Period	107,923,656	130,668,070

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	104,785	475,914
Shares issued for distributions reinvested	-	46,057
Shares redeemed	(651,797)	(1,367,330)
Net Increase (Decrease) in Shares Outstanding	(547,012)	(845,359)
Class Cb
Shares sold	4,183	45,566
Shares redeemed	(73,874)	(255,148)
Net Increase (Decrease) in Shares Outstanding	(69,691)	(209,582)
Class I
Shares sold	183,352	567,514
Shares issued for distributions reinvested	-	31,884
Shares redeemed	(518,024)	(1,267,877)
Net Increase (Decrease) in Shares Outstanding	(334,672)	(668,479)
Class Y
Shares sold	99,580	294,438
Shares issued for distributions reinvested	-	51,216
Shares redeemed	(224,531)	(921,478)
Net Increase (Decrease) in Shares Outstanding	(124,951)	(575,824)

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income—net was $168,600 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended November 30, 2018, 370 Class C shares representing $3,927 were automatically exchanged for 364 Class A shares and during the period ended May 31, 2018, 6,110 Class C shares representing $65,743 were automatically exchanged for 5,966 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2018		Year Ended May 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.59	10.32	7.82	9.88	10.37	9.65
Investment Operations:
Investment income—net[a]	.07	.07	.07	.08	.07	.08
Net realized and unrealized gain (loss) on investments	(1.08)	.31	2.49	(2.02)	(.47)	.70
Total from Investment Operations	(1.01)	.38	2.56	(1.94)	(.40)	.78
Distributions:
Dividends from investment income-net	-	(.11)	(.07)	(.19)	(.09)	(.06)
Payment by affiliate	-	.00[b]	.01	.07	-	-
Net asset value, end of period	9.58	10.59	10.32	7.82	9.88	10.37
Total Return (%)[c]	(9.54)[d]	3.70[e]	32.83[e]	(18.91)[e]	(3.84)	8.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.12[f]	1.98	2.11	2.20	1.86	1.87
Ratio of net expenses to average net assets	2.00[f]	1.98	1.83	2.00	1.66	1.67
Ratio of net investment income to average net assets	1.44[f]	.66	.72	1.02	.68	.80
Portfolio Turnover Rate	67.29[d]	72.11	80.10	80.11	54.60	52.45
Net Assets, end of period ($ x 1,000)	42,050	52,269	59,634	54,529	88,714	153,122

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Payment by affiliate had no impact on total return for 2018. The total return would have been 32.70% for 2017 and (19.63%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2018		Year Ended May 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.40	10.11	7.66	9.65	10.13	9.43
Investment Operations:
Investment income (loss)—net[a]	.03	(.01)	(.00)[b]	.03	(.01)	(.00)[b]
Net realized and unrealized gain (loss) on investments	(1.05)	.30	2.44	(1.99)	(.46)	.70
Total from Investment Operations	(1.02)	.29	2.44	(1.96)	(.47)	.70
Distributions:
Dividends from investment income-net	-	-	(.00)[b]	(.10)	(.01)	-
Payment by affiliate	-	.00[b]	.01	.07	-	-
Net asset value, end of period	9.38	10.40	10.11	7.66	9.65	10.13
Total Return (%)[c]	(9.81)[d]	2.87[e]	32.00[e]	(19.57)[e]	(4.61)	7.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.96[f]	2.73	2.89	2.90	2.62	2.65
Ratio of net expenses to average net assets	2.75[f]	2.73	2.60	2.70	2.42	2.46
Ratio of net investment income (loss) to average net assets	.71[f]	(.08)	(.03)	.35	(.08)	(.02)
Portfolio Turnover Rate	67.29[d]	72.11	80.10	80.11	54.60	52.45
Net Assets, end of period ($ x 1,000)	3,566	4,681	6,671	6,647	11,530	14,420

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Payment by affiliate had no impact on total return for 2018. The total return would have been 31.87% for 2017 and (20.20%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

f Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2018		Year Ended May 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.89	10.60	8.03	9.90	10.41	9.70
Investment Operations:
Investment income—net[a]	.09	.10	.08	.12	.10	.10
Net realized and unrealized gain (loss) on investments	(1.12)	.32	2.57	(2.05)	(.48)	.71
Total from Investment Operations	(1.03)	.42	2.65	(1.93)	(.38)	.81
Distributions:
Dividends from investment income-net	-	(.13)	(.09)	(.01)	(.13)	(.10)
Payment by affiliate	-	.00[b]	.01	.07	-	-
Net asset value, end of period	9.86	10.89	10.60	8.03	9.90	10.41
Total Return (%)	(9.46)[c]	3.92[d]	33.37[d]	(18.81)[d]	(3.58)	8.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87[e]	1.72	1.90	1.76	1.63	1.60
Ratio of net expenses to average net assets	1.75[e]	1.72	1.59	1.56	1.43	1.41
Ratio of net investment income to average net assets	1.69[e]	.91	.83	1.44	.98	1.03
Portfolio Turnover Rate	67.29[c]	72.11	80.10	80.11	54.60	52.45
Net Assets, end of period ($ x 1,000)	21,982	27,907	34,247	24,495	388,397	633,727

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Payment by affiliate had no impact on total return for 2018. The total return would have been 33.24% for 2017 and (19.51%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2018	Year Ended May 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	10.62	10.34	7.84	9.90	10.42	9.04
Investment Operations:
Investment income—net[b]	.09	.12	.10	.13	.05	.09
Net realized and unrealized gain (loss) on investments	(1.08)	.30	2.50	(2.04)	(.42)	1.41
Total from Investment Operations	(.99)	.42	2.60	(1.91)	(.37)	1.50
Distributions:
Dividends from investment income-net	-	(.14)	(.11)	(.22)	(.15)	(.12)
Payment by affiliate	-	.00[c]	.01	.07	-	-
Net asset value, end of period	9.63	10.62	10.34	7.84	9.90	10.42
Total Return (%)	(9.32)[d]	4.03[e]	33.49[e]	(18.50)[e]	(2.81)	15.84[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.64[f]	1.58	1.78	1.68	1.42	2.01[f]
Ratio of net expenses to average net assets	1.64[f]	1.57	1.42	1.48	1.22	1.04[f]
Ratio of net investment income to average net assets	1.75[f]	1.07	1.14	1.59	.47	.96[f]
Portfolio Turnover Rate	67.29[d]	72.11	80.10	80.11	54.60	52.45
Net Assets, end of period ($ x 1,000)	40,325	45,810	50,538	34,113	63,825	1

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Payment by affiliate had no impact on total return for 2018. The total return would have been 33.36% for 2017 and (19.23%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Fund (the “fund”) is the sole series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1- Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	20,566,883	83,372,120†	–	103,939,003
Equity Securities- Preferred Stocks	–	1,593,403†	–	1,593,403
Exchange-Traded Funds	945,374	–	–	945,374
Investment Company	163,493	–	–	163,493
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	(3,753)	–	(3,753)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At November 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded foreign equity securities as reported as Level 2 in the table above.

At May 31 2018, $111,832,675 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund's fair valuation procedures. It is the fund's policy to recognize transfer between levels at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Foreign Common Stock($)
Balance as of 5/31/2018	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/ issuances	-
Sales/ dispositions	0
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 11/30/2018	-
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 11/30/2018	-

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At November 30, 2018, Dreyfus Diversified International Fund, an affiliate of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund, held 3,995,616 Class Y shares representing approximately 35.65% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund follows an investment policy of investing primarily in emerging market countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $295,931,451 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2018. The fund has $17,649,695 of short-term capital losses and $278,281,756 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2018 was as follows: ordinary income $1,551,983. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in an $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2018 was approximately $6,600 with a related weighted average annualized interest rate of 3.04%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed from June 1, 2018 until September 30, 2019, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. On or after September 30, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to$47,551 during the period ended November 30, 2018.

During the period ended November 30, 2018, the Distributor retained $222 from commissions earned on sales of the fund’s Class A shares and $239 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2018, Class C shares were charged $15,406 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2018, Class A and Class C shares were charged $57,976 and $5,136, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2018, the fund was charged $18,745 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2018, the fund was charged $86,168 pursuant to the custody agreement. These fees were partially offset by earnings credits of $494.

During the period ended November 30, 2018, the fund was charged $6,289 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $111,131, Distribution Plan fees $2,307, Shareholder Services Plan fees $9,460, custodian fees $90,520, Chief Compliance Officer fees $5,241 and transfer agency fees $13,062, which are offset against an expense reimbursement currently in effect in the amount of $384.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2018, redemption fees charged and retained by the fund amounted to $268.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2018, amounted to $77,844,739 and $87,701,330, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended November 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at November 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At November 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(3,753)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(3,753)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(3,753)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of November 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(3,753)		-	-	(3,753)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2018:

Average Market Value ($)
Forward contracts	309,312

At November 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $6,794,975, consisting of $14,900,547 gross unrealized appreciation and $8,105,572 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Dreyfus Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRFMX Class C: DCPEX Class I: DRPEX Class Y: DYPEX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0327SA1118

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2019

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)